UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2006

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
                Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL             May 10, 2006
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          23
Form 13F Information Table Value Total:    $ 278386
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC              COMM             02209S103     14711    207612 SH        SOLE                   207612
AMERICAN GREETINGS CORP CL A  COMM             026375105     10285    475729 SH        SOLE                   475729
APACHE CORP                   COMM             037411105     13522    206415 SH        SOLE                   206415
BLACK & DECKER CORP           COMM             091797100     12308    141648 SH        SOLE                   141648
BRUNSWICK CORP                COMM             117043109      7560    194545 SH        SOLE                   194545
CLOROX CO                     COMM             189054109     11949    199649 SH        SOLE                   199649
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     13608    156596 SH        SOLE                   156596
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104     11212    417885 SH        SOLE                   417885
FORTUNE BRANDS INC            COMM             349631101      8898    110355 SH        SOLE                   110355
JOY GLOBAL INC                COMM             481165108     19220    321562 SH        SOLE                   321562
MASCO CORP                    COMM             574599106     10141    312115 SH        SOLE                   312115
MATTEL INC                    COMM             577081102     10496    578946 SH        SOLE                   578946
MAYTAG CORP                   COMM             578592107     10229    479540 SH        SOLE                   479540
MERCK & CO INC                COMM             589331107     12593    357443 SH        SOLE                   357443
NEWELL RUBBERMAID INC         COMM             651229106      8413    333962 SH        SOLE                   333962
NORFOLK SOUTHERN CORP         COMM             655844108     19699    364315 SH        SOLE                   364315
PFIZER INC                    COMM             717081103     11366    456103 SH        SOLE                   456103
PHELPS DODGE CORP             COMM             717265102     22120    274678 SH        SOLE                   274678
POLYONE CORP                  COMM             73179P106      5420    581597 SH        SOLE                   581597
TRIBUNE CO NEW W/RTS TO PUR   COMM             896047107      8088    294848 SH        SOLE                   294848
TRINITY INDS INC              COMM             896522109     19059    350410 SH        SOLE                   350410
TYCO INTERNATIONAL LTD NEW    COMM             902124106      7502    279105 SH        SOLE                   279105
WAL MART STORES INC           COMM             931142103      9987    211419 SH        SOLE                   211419